Related party transactions - Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Carrying amount	€ 3,766	€ 4,027
Share of results	11	18	€ 29
Dividend income	1	1	2
Share of shareholders' equity	128	116	84
Sales	117	62
Sales credit			(1)
Purchases	(252)	(322)	(233)
Receivables	41	13
Payables	(19)	(38)	€ (37)
Nokia Untersttzungsgesellschaft GmbH
Related party transactions
Carrying amount	€ 69	69
Interest rate (as percentage)	6.00%
Notice period	90 days
Associates
Related party transactions
Financing commitments	€ 20	€ 11